Fees Summary	May 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,493,160.00
Previously Paid Amount	0.00
Total Fee Amount	228.60
Total Offset Amount	0.00
Net Fee	228.60
Narrative - Max Aggregate Offering Price	$ 1,493,160.00
Final Prospectus	true